OPERATING LEASES (Details Narrative) - USD ($)		12 Months Ended
	May 27, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 15, 2021
Lease monthly rent	$ 5,955
Lease expiration date	Sep. 30, 2026
Operating lease right-of-use assets		$ 217,718	$ 262,771
Operating lease liability		240,625
Operating lease cost		$ 71,676	$ 41,811
ASC 842 [Member]
Operating lease right-of-use assets				$ 290,827
Operating lease liability				$ 290,827